COMMITMENTS AND CONTINGENCIES COMPENSATION (Details) (USD $)	Dec. 31, 2012
Percentage of stock issued	8.00%
Securities for financing	$ 25,000
Gross proceeds	500,000
Securities financing	18,000
Gross proceeds to the Company	500,000
Consultants fees per month	$ 3,000